UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

30 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-15 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2007

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS – 15.8% of Net Assets
	Convertible Preferred (Restricted)(e) – 15.8%
	Drug Discovery Technologies – 1.0%
2,380,953	Agilix Corporation Series B (a) (b)	$141,809
375,000	Ceres, Inc. Series C (a)	2,250,000
32,193	Ceres, Inc. Series C-1 (a)	193,158
280,105	Ceres, Inc. Series D (a)	1,680,630
1,398,732	Galileo Pharmaceuticals, Inc. Series F-1 (a)	140
300,000	Zyomyx, Inc. Series A New (a)	30,000
300	Zyomyx, Inc. Series B New (a)	30
	Emerging Biopharmaceuticals – 4.1%
1,117,381	Agensys, Inc. Series C (a)	4,022,572
198,961	Agensys, Inc. Series D (a)	716,260
1,818,182	Raven biotechnologies, Inc. Series B (a)	1,509,091
2,809,157	Raven biotechnologies, Inc. Series C (a)	2,331,600
4,083,022	Raven biotechnologies, Inc. Series D (a)	1,200,000
2,123,077	TargeGen, Inc. Series C (a)	2,760,000
586,871	TargeGen, Inc. Series D (a)	762,932
47,407	Therion Biologics Corporation Series A (a)	47
240,000	Therion Biologics Corporation Series B (a)	240
407,712	Therion Biologics Corporation Series C (a)	408
33,332	Therion Biologics Corporation Series C-2 (a)	33
36,092	Therion Biologics Corporation Sinking Fund (a)	36
24,999	Therion Biologics Corporation warrants (expiration 8/18/08) (a)	0
4,001,078	Xanthus Pharmaceuticals, Inc. Series B (a)	4,001,078
	Healthcare Services – 4.7%
928	CardioNet, Inc. Mandatorily Cvt. Pfd. (a) (b)	942,471
1,577,144	CardioNet, Inc. Series C (a) (b)	5,520,004
52,882	CardioNet, Inc. warrants (expiration 5/01/11) (a) (b)	0
2,085	CardioNet, Inc. warrants (expiration 8/29/11) (a) (b)	0
484,829	CytoLogix Corporation Series A (a) (b)	399,984
227,130	CytoLogix Corporation Series B (a) (b)	187,382
160,000	I-trax, Inc. Series A (a)	7,707,178
5,384,615	PHT Corporation Series D (a) (b)	4,200,000
1,204,495	PHT Corporation Series E (a) (b)	939,506
	Medical Devices and Diagnostics – 6.0%
4,852,940	Concentric Medical, Inc. Series B (a) (b)(c)	6,794,116
1,744,186	Concentric Medical, Inc. Series C (a) (b)	2,441,861
683,000	Concentric Medical, Inc. Series D (a) (b)	956,200
222,222	EPR, Inc. Series A (a)	2,222
3,669,024	Labcyte Inc. Series C (a)	1,920,000
2,950,000	Magellan Biosciences, Inc. Series A (a)	2,950,000
160,000	Masimo Corporation Series D	4,912,000
1,547,988	OmniSonics Medical Technologies, Inc. Series A-1 (a)	1,171,827
631,549	OmniSonics Medical Technologies, Inc. Series B-1 (a)	478,083

1

SHARES		VALUE
	Medical Devices and Diagnostics – continued
65,217	TherOx, Inc. Series H (a)	$251,803
149,469	TherOx, Inc. Series I (a)	577,100
4,220	TherOx, Inc. warrants (expiration 1/26/10) (a)	0
8,141	TherOx, Inc. warrants (expiration 6/09/09) (a)	0
921,875	Xoft, Inc. Series D (a)	2,950,000
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $70,443,539)	$66,901,801

	COMMON STOCKS AND WARRANTS – 78.8%
	Biopharmaceuticals – 25.1%
169,050	Adams Respiratory Therapeutics, Inc. (a)	6,658,879
596,918	Akorn, Inc. (a)	4,172,457
202,223	Akorn, Inc. warrants (expiration 3/07/11) (a) (e)	321,535
190,143	Amgen Inc. (a)	10,513,006
163,530	Amylin Pharmaceuticals, Inc. (a)	6,730,895
84,500	Biogen Idec Inc. (a)	4,520,750
343,086	Cubist Pharmaceuticals, Inc. (a)	6,762,225
55,230	Genentech, Inc. (a)	4,178,702
140,518	Genzyme Corporation (a)	9,049,359
413,850	Gilead Sciences, Inc. (a)	16,044,964
334,129	Inspire Pharmaceuticals, Inc. (a)	2,111,695
142,875	Martek Biosciences Corporation (a)	3,710,464
86,600	Medarex, Inc. (a)	1,237,514
142,200	Mentor Corporation	5,784,696
252,500	MGI Pharma, Inc. (a)	5,648,425
141,713	PDL BioPharma, Inc. (a)	3,301,913
83,600	Schering-Plough Corporation	2,544,784
250,750	Vertex Pharmaceuticals, Inc. (a)	7,161,420
99,000	Wyeth	5,676,660
		106,130,343
	Biotechnology – 1.5%
472,000	Athersys, Inc.(Restricted) (a) (e)	2,360,000
118,000	BTHC VI, Inc. warrants (Restricted, expiration 6/08/12)(a) (e)	0
407,328	Momenta Pharmaceuticals, Inc. (a)	4,105,866
		6,465,866
	Drug Delivery – 2.5%
216,300	Alkermes, Inc. (a)	3,157,980
200,000	CVS Caremark Corporation	7,290,000
		10,447,980
	Drug Discovery Technologies – 7.3%
243,433	Avalon Pharmaceuticals, Inc. (a)	1,039,459
206,270	Celgene Corporation (a)	11,825,459

2

SHARES		VALUE
	Drug Discovery Technologies - continued
97,979	Cougar Biotechnology, Inc. (a)	$2,312,304
150,000	GlaxoSmithKline PLC (d)	7,855,500
53,425	Sepracor Inc. (a)	2,191,494
75,650	Shire PLC (d)	5,607,935
300,000	Zyomyx, Inc. (Restricted) (a) (e)	3,000
		30,835,151
	Emerging Biopharmaceuticals – 3.4%
631,098	ACADIA Pharmaceuticals Inc. (a)	8,627,110
155,180	DOV Pharmaceutical, Inc. (a)	48,106
170,698	DOV Pharmaceutical, Inc. warrants (expiration 12/31/09) (a) (e)	30,726
380,350	Exelixis, Inc. (a)	4,602,235
454,078	NitroMed, Inc. (a)	998,971
226,760	Therion Biologics Corporation (Restricted) (a) (e)	227
		14,307,375
	Generic Pharmaceuticals – 6.0%
114,700	Barr Pharmaceuticals, Inc. (a)	5,761,381
422,394	Impax Laboratories, Inc. (a)	5,068,728
350,369	Teva Pharmaceutical Industries, Ltd. (d)	14,452,721
		25,282,830
	Healthcare Services – 10.9%
44,200	Allergan, Inc.	2,547,688
222,222	Aveta, Inc. (Restricted) (a) (e)	3,555,552
45,719	Dako A/S (Restricted) (e) (f)	868,204
204,300	Eclipsys Corporation (a)	4,045,140
473,334	Emageon Inc. (a)	4,269,473
75,900	HealthExtras, Inc. (a)	2,245,122
87,000	Medco Health Solutions, Inc. (a)	6,785,130
62,545	National Medical Health Card Systems, Inc. (a)	998,218
71,300	PAREXEL International Corporation (a)	2,998,878
118,500	Pharmaceutical Product Development, Inc.	4,534,995
306,208	Syntiro Healthcare Services (Restricted) (a) (e)	306
119,950	UnitedHealth Group, Inc.	6,134,243
86,050	WellPoint, Inc. (a)	6,869,371
		45,852,320
	Medical Devices and Diagnostics – 22.1%
380,040	Align Technology, Inc. (a)	9,181,767
382,000	American Medical Systems Holdings, Inc. (a)	6,891,280
219,450	Applied Biosystems Group	6,702,003
82,860	Becton, Dickinson and Company	6,173,070
131,640	Cytyc Corporation (a)	5,675,000
463,160	eResearch Technology, Inc. (a)	4,404,652

3

SHARES		VALUE
	Medical Devices and Diagnostics - continued
97,867	IDEXX Laboratories, Inc. (a)	$9,261,154
67,957	Inverness Medical Innovations, Inc. (a)	3,467,166
89,200	Laboratory Corporation of America Holdings (a)	6,980,792
160,000	Masimo Laboratories, Inc. (Restricted) (e)	1,600
830,292	Medwave, Inc. (a) (b)	224,179
207,573	Medwave, Inc. warrants (expiration 8/21/11) (a) (b) (e)	20,757
81,632	OmniSonics Medical Technologies, Inc. (Restricted) (a) (e)	816
259,500	PerkinElmer, Inc.	6,762,570
150,000	Phase Forward, Inc. (a)	2,524,500
87,000	Quest Diagnostics, Inc.	4,493,550
208,529	Songbird Hearing, Inc. (Restricted) (a) (e)	2,085
84,075	Stryker Corporation	5,304,292
268,200	Symmetry Medical Inc. (a)	4,293,882
145,000	Thermo Fisher Scientific Inc. (a)	7,499,400
260,067	VNUS Medical Technologies, Inc. (a)	3,484,898
		93,349,413
	TOTAL COMMON STOCKS AND WARRANTS (Cost $295,018,457)	$332,671,278

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS – 6.7%
$1,770,000	American Express Corporation; 5.24% due 07/02/07	1,769,742
8,300,000	General Electric Capital Corporation; 5.26% due 07/13/07	8,285,447
6,300,000	General Electric Company; 5.25% due 07/03/07	6,298,163
4,800,000	Intesa Funding LLC; 5.29% due 07/10/07	4,793,652
578,000	Repurchase Agreement, State Street Bank and Trust Co. (collateralized by U.S. Treasury Bond 5.25%, 11/15/28, market value $593,688); 1.50% due 07/02/07	578,000
6,500,000	The Walt Disney Company; 5.33% due 07/06/07	6,495,188
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,220,192)	$28,220,192
	TOTAL INVESTMENTS – 101.3% (Cost $393,682,188)	$427,793,271
	OTHER LIABILITIES IN EXCESS OF ASSETS - (1.3%)	$(5,670,911)
	NET ASSETS - 100%	$422,122,360

(a)	Non-income producing security.
(b)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $22,768,269).
(c)	Includes 321,000 non-voting shares.
(d)	American Depository Receipt.
(e)	Security fair valued by the Valuation Committee of the Board of Trustees.
(f)	Foreign Security.

4

Investment Securities Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices. Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Publicly-traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value are valued at fair value as determined in good faith by the Trustees of the Fund. The fair value of venture capital and other restricted securities is determined in good faith by the Trustees. However, because of the uncertainty of fair valuations these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material. Each such fair value determination is based on a consideration of relevant factors. Factors the Trustees consider may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer which may include an analysis of the company’s financial condition, the company’s products or intended markets or the company’s technologies; and (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing. Short-term investments with maturity of 60 days or less are valued at amortized cost.

Venture Capital and Other Restriced Securities - The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at June 30, 2007 as determined by the Trustees of the Fund. The Fund may invest up to 40% of its net assets in venture capital and other restricted securities. The values of these securities represent 17% of the Fund’s net assets at June 30, 2007. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
Agensys, Inc.
Series C Cvt. Pfd.	2/14/02, 9/27/05	$3,307,024	$3.60	$4,022,572
Series D Cvt. Pfd.	6/28/07	716,260	3.60	716,260
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	2,495,500	0.06	141,809
Athersys, Inc.
Restricted Common	6/7/07	2,360,000	5.00	2,360,000
Aveta, Inc.
Restricted Common	12/21/05	3,000,155	16.00	3,555,552
BTHC VI, Inc.
Warrants (expiration 6/08/12)	6/7/07	0	0.00	0
CardioNet, Inc.
Series C Cvt. Pfd.	5/3/01-3/25/03	5,552,574	3.50	5,520,004
Mandatorily Cvt. Pfd.	8/15/05-3/7/07	928,807	1,015.59	942,471
Warrants (expiration 5/01/11)	5/1/06	0	0.00	0
Warrants (expiration 8/29/11)	8/29/06	0	0.00	0
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,620	6.00	2,250,000
Series C-1 Cvt. Pfd.	3/31/01	111,508	6.00	193,158
Series D Cvt. Pfd.	3/14/01	1,668,294	6.00	1,680,630
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02, 1/24/03	3,329,210	1.40	6,794,116
Series C Cvt. Pfd.	12/19/03	1,500,000	1.40	2,441,861
Series D Cvt. Pfd.	9/30/05	957,768	1.40	956,200
CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,622,895	0.83	399,984
Series B Cvt. Pfd.	1/11/01	760,284	0.83	187,382
Dako A/S
Restricted Common	6/14/2004, 2/16/07	1,306,894	18.99	868,204
EPR, Inc.
Series A Cvt. Pfd.	3/9/94	1,000,409	0.01	2,222
Galileo Pharmaceuticals, Inc.
Series F-1 Cvt. Pfd.	8/18/00	3,003,840	0.0001	140
I-trax, Inc.
Series A Cvt. Pfd.	3/18/04	4,003,650	48.17	7,707,178
Labcyte Inc.
Series C Cvt. Pfd.	7/18/05	1,923,506	0.52	1,920,000
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06	2,953,810	1.00	2,950,000
Masimo Corporation
Series D Cvt. Pfd.	8/14/96	1,120,657	30.70	4,912,000
Restricted Common	3/31/98	0	0.01	1,600

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03	1,800,336	0.76	1,171,827
Series B-1 Cvt. Pfd.	6/4/07	478,083	0.76	478,083
Common	5/24/01	2,409,023	0.01	816

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
PHT Corporation
Series D Cvt. Pfd.	7/23/01	$4,205,754	$0.78	$4,200,000
Series E Cvt. Pfd.	9/12/03-10/14/04	941,669	0.78	939,506
Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	3,001,725	0.83	1,509,091
Series C Cvt. Pfd.	11/26/02	2,331,600	0.83	2,331,600
Series D Cvt. Pfd.	6/23/05	1,205,415	0.29	1,200,000
Songbird Hearing, Inc.
Restricted Common	12/14/00	3,004,861	0.01	2,085
Syntiro Healthcare Services
Restricted Common	2/5/97	1,200,325	0.001	306
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	2,763,495	1.30	2,760,000
Series D Cvt. Pfd.	5/8/07	762,932	1.30	762,932
Therion Biologics Corporation
Series A Cvt. Pfd.	8/20/96-10/16/96	444,850	0.001	47
Series B Cvt. Pfd.	6/22/99	901,393	0.001	240
Series C Cvt. Pfd.	9/26/01-10/15/01	1,529,348	0.001	408
Series C-2 Units	8/13/03	59,998	0.001	33
Warrants (expiration 8/18/08)	8/18/03	0	0.000	0
Sinking Fund Cvt. Pfd.	10/18/94-8/20/96	721,291	0.001	36
Restricted Common	7/12/90-1/25/96	511,365	0.001	227
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	3,002,506	3.86	251,803
Series I Cvt. Pfd.	7/8/05	579,407	3.86	577,100
Warrants (expiration 1/26/10)	1/26/05	0	0.00	0
Warrants (expiration 6/09/09)	6/9/04	0	0.00	0
Xanthus Pharmaceuticals, Inc.
Series B Cvt. Pfd.	12/5/03, 11/15/06	4,004,952	1.00	4,001,078
Xoft, Inc.
Series D	3/23/07	2,950,000	3.20	2,950,000
Zyomyx, Inc.
Series A New Cvt. Pfd.	1/12/04	299,700	0.10	30,000
Series B New Cvt. Pfd.	2/19/99, 1/12/04	468	0.10	30
New Restricted Common	2/19/99-7/22/04	3,602,065	0.01	3,000
		$87,838,226		$73,693,591

(g) See Schedule of Investments and corresponding footnotes for more information on each issuer.

Federal Income Tax Cost - At June 30, 2007, the total cost of securities for Federal income tax purposed was $393,682,188. The net unrealized gain on securities held by the Fund was $34,111,083, including gross unrealized gain of $77,816,309 and gross unrealized loss of $43,705,226.

Affiliate Transactions – An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the nine months ended June 30, 2007 were as follows:

Issuer	Value on October 1, 2006	Purchases	Sales	Income	Value on June 30, 2007
Agilix Corporation	$141,809	$—	$—	$—	$141,809
CardioNet, Inc.	5,844,332	928,807	324,328	3,774	6,462,475
Concentric Medical, Inc.	10,192,176	—	—	—	10,192,177
CytoLogix Corporation	755,703	—	168,337	—	587,366
Medwave, Inc.	1,136,255	—	—	—	244,936
PHT Corporation	5,139,506	—	—	—	5,139,506
	$23,209,781	$928,807	$492,665	$3,774	$22,768,269

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	8/29/07

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carolyn Haley
Carolyn Haley, Treasurer

Date	8/29/07